Note 4 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	$ 37,018,000	$ 31,119,000
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	36,033,000	30,737,000
Deferred Tax Assets, Tax Credit Carryforwards, Other	2,740	3,152
Deferred Tax Assets, Tax Credit Carryforwards, Research	946,158	928,734
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	1,626,000	1,459,000
Expire In 2026 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, State and Local		21,750,000
Expire In 2028 [Member]
Deferred Tax Assets, Tax Credit Carryforwards, Other	15,268,000	9,369,000
Deferred Tax Assets, Tax Credit Carryforwards, Research	643,000	557,000
Expire In 2023 [Member]
Deferred Tax Assets, Tax Credit Carryforwards, Research	$ 384,000	$ 345,000